Note 4 - Investment and Equity Securities - Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Less than Twelve Months, Fair Value	$ 5,733	$ 22,519
Less than Twelve Months, Gross Unrealized Losses	(27)	(295)
Twelve Months or Greater, Fair Value	8,223	27,415
Twelve Months or Greater, Gross Unrealized Losses	(107)	(754)
Total, Fair Value	13,956	49,934
Total, Gross Unrealized Losses	(134)	(1,049)
US Government Agencies Debt Securities [Member]
Less than Twelve Months, Fair Value
Less than Twelve Months, Gross Unrealized Losses
Twelve Months or Greater, Fair Value		4,105
Twelve Months or Greater, Gross Unrealized Losses		(61)
Total, Fair Value		4,105
Total, Gross Unrealized Losses		(61)
Nontaxable Municipal Bonds [Member]
Less than Twelve Months, Fair Value	4,324	20,451
Less than Twelve Months, Gross Unrealized Losses	(25)	(286)
Twelve Months or Greater, Fair Value		11,053
Twelve Months or Greater, Gross Unrealized Losses		(187)
Total, Fair Value	4,324	31,504
Total, Gross Unrealized Losses	(25)	(473)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less than Twelve Months, Fair Value	1,409	2,068
Less than Twelve Months, Gross Unrealized Losses	(2)	(9)
Twelve Months or Greater, Fair Value	8,223	12,257
Twelve Months or Greater, Gross Unrealized Losses	(107)	(506)
Total, Fair Value	9,632	14,325
Total, Gross Unrealized Losses	$ (109)	$ (515)